Accounts Receivable - net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable - net
Schedule of accounts receivable - net

	December 31,	December 31,
	2012	2013
Trade receivables (note 9)	$25,606	$33,743
Allowance for doubtful accounts	(2,936)	(2,429)
	22,670	31,314
Other receivables	770	613
Total accounts receivable	$23,440	$31,927

Schedule of maximum exposure to credit risk at the balance sheet date relating to trade receivables

	December 31,	December 31,
	2012	2013
Aging within one year, net of allowance for doubtful accounts	$22,065	$29,565

Aging greater than one year, net of allowance for doubtful accounts	605	1,749
Total trade receivables	$22,670	$31,314